Related Party Balance and Transactions (Tables)	12 Months Ended
Jun. 30, 2023
Related Party Balance and Transactions [Abstract]
Schedule of Significant Related Party Transactions	The following represents the significant related party transactions for the years ended June 30, 2023, 2022 and 2021.
				For the year ended June 30,	For the year ended June 30	For the year ended June 30,
				2023	2022	2021
	Relationship	Nature	Description	US$	US$	US$
M-GEN Innovation Company Limited (hereafter “MGI”)	Common controlled by the shareholders	Trade nature	The Company’s sales	-	26,095	141,507
		Trade nature	The Company’s receipt of sales	-	(152,869)	(18,732)
		Non-trade nature	The Company’s advance paid to M-GEN Innovation Company Limited (Note 1(a))	-	-	570,609
		Non-trade nature	The Company’s receipt of advance repaid from M-GEN Innovation Company Limited (Note 1(a))	-	(926,047)	(161,592)
Wah Tong Paper Products Group Limited (hereafter “WTPPG”)	Common controlled by the shareholders	Trade nature	Management fee incurred by the Company	-	-	(501,515)
		Trade nature	The Company’s payment on management fee	-	-	541,553
		Non-trade nature	The Company’s (repayment from)/advance paid to Wah Tong Paper Products Group Limited (Note 1 (b))	-	(515,132)	515,132
Wah Tong Paper Products Factory Limited (hereafter “WTPPF”)	Common controlled by the shareholders	Trade nature	Rental expenses incurred by the Company	-	-	(211,574)
		Trade nature	The Company’s payment on rental expenses	-	-	211,574
		Non-trade nature	Decrease of an amount due from Wah Tong Paper Products Factory Limited as a result of separation of YWPPC (Note 2)	-	-	(2,058,539)
		Non-trade nature	The Company’s repayment from Wah Tong Paper Products Factory Limited	-	(1,080,604)	-
		Non-trade nature	The Company’s repayment to/(advance from) Wah Tong Paper Products Factory Limited (Note 1 (c))	-	89,145	(89,145)
Wah Tung Thai Logistics (Shenzhen) Limited (hereafter “WTTLSZ”)	Common controlled by the shareholders	Trade nature	Logistic fee incurred by the Company	-	(6,109)	(69,931)
		Trade nature	The Company’s payment on the logistic fee	-	6,109	77,571
		Trade nature	Rental income earned by the Company	-	-	35,599
		Trade nature	The Company’s receipt of rental income	-	-	(35,599)
		Trade nature	The Company’s receipt of sales	-	(15,998)	-
		Non-trade nature	The Company’s receipt of advance repaid from by Wah Tung Thai Logistics (Shenzhen) Limited (Note 1(d))	-	-	(320,029)
		Non-trade nature	The Company’s repayment to Wah Tung Thai Logistics (Shenzhen) Limited (Note 1 (d))	-	5,544	-
Sing Wise Limited (hereafter “Sing Wise”)	Common controlled by the shareholders	Trade nature	Import service incurred by the Company	-	-	(1,586)
		Trade nature	The Company’s payment to import service	-	-	1,869
		Trade nature	The Company’s sales	-	-	18,679
		Trade nature	The Company’s receipt of sales	-	(7,072)	(14,411)
		Non-trade nature	The Company’s repayment to Sing Wise Limited	-	4,921	-
		Non-trade nature	Decrease of an amount due from Sing Wise Limited as a result of separation of YWPPC (Note 3)	-	-	(380,188)

Wah Tung Thai Logistics Company Limited (hereafter “WTTL”)	Common controlled by the shareholders	Trade nature	Transportation expenses incurred by the Company	-	(10,365)	(105,464)
		Trade nature	The Company’s payment to Transportation expenses	-	14,507	112,106
		Trade nature	The Company’s sales	-	-	57,283
		Trade nature	The Company’s receipt of sales	-	-	(50,168)
Kunshan Chuangke Printing Products Co., Ltd	Common controlled by the shareholders	Trade nature	The Company’s payment on purchase	-	2,161,721	-
Yee Woo Paper Packaging (China) Company Limited (hereafter “YWPPC”)	Common controlled by the shareholders	Trade nature	Rental expenses incurred by the Company	(707,311)	(528,986)	(396,215)
		Trade nature	The Company’s payment on the rental expenses	707,311	865,767	59,434
		Non-trade nature	Increase of an amount due to Yee Woo Paper Packaging (China) Company Limited as a result of separation of YWPPC (Note 4)	-	-	(2,062,599)
		Non-trade nature	The Company’s repayment to Yee Woo Paper Packaging (China) Company Limited (Note 4)	-	2,062,599	-
Kilomate Enterprises Limited (hereafter “Kilomate”)	Common controlled by the shareholders	Non-trade nature	Decrease of an amount due to Kilomate Enterprises Limited (Note 5)	-	-	236,206
Millennium Investment International (BVI) Limited	Common controlled by the shareholders	Non-trade nature	Decrease of an amount due to Millennium Investment International (BVI) Limited (Note 6)	-	-	1,580,168
Lai Por	Controlling shareholder	Non-trade nature	Company’s acquisition of Yee Woo Paper Industry (Shenzhen) Co., Ltd. and Millennium Printing International Limited (Note 7)	-	-	(1,674,429)
		Non-trade nature	Decrease of an amount due to shareholder (Note 8)	-	-	1,883,003
		Non-trade nature	The Company’s net repayment to shareholders (Note 1(e))	-	115,566	985,451
		Non-trade nature	Increase in dividend payable to the Controlling Shareholders (Note 9)	-	(1,162,197)	-
		Non-trade nature	Dividend waived and capitalized as additional paid in capital (Note 9)	-	1,162,197	-
		Non-trade nature	Amount due to shareholders was waived and capitalized as additional paid in capital (Note 10)	-	1,102,427	-
Lai Yau Shing	Controlling shareholder	Non-trade nature	Company’s acquisition of Yee Woo Paper Industry (Shenzhen) Co., Ltd. and Millennium Printing International Limited (Note 7)	-	-	(1,674,429)
		Non-trade nature	Decrease of an amount due to shareholder (Note 8)	-	-	1,883,003
		Non-trade nature	The Company’s net repayment to shareholders (Note 1(e))	-	115,566	985,451
		Non-trade nature	Increase in dividend payable to the Controlling Shareholders (Note 9)	-	(1,162,197)	-
		Non-trade nature	Dividend waived and capitalized as additional paid in capital (Note 9)	-	1,162,197	-
		Non-trade nature	Amount due to shareholders was waived and capitalized as additional paid in capital (Note 10)	-	1,102,427	-

Lai Yau Chuen	Controlling shareholder	Non-trade nature	Company’s acquisition of Yee Woo Paper Industry (Shenzhen) Co., Ltd. And Millennium Printing International Limited (Note 7)	-	-	(1,674,429)
		Non-trade nature	Decrease of an amount due to shareholder (Note 8)	-	-	1,883,003
		Non-trade nature	The Company’s net repayment to shareholders (Note 1(e))	-	115,566	985,451
		Non-trade nature	Increase in dividend payable to the Controlling Shareholders (Note 9)	-	(1,162,197)	-
		Non-trade nature	Dividend waived and capitalized as additional paid in capital (Note 9)	-	1,162,197	-
		Non-trade nature	Amount due to shareholders was waived and capitalized as additional paid in capital (Note 10)	-	1,102,427	-
Lai Yau Sang	Controlling shareholder	Non-trade nature	Company’s acquisition of Yee Woo Paper Industry (Shenzhen) Co., Ltd. and Millennium Printing International Limited (Note 7)	-	-	(1,674,429)
		Non-trade nature	Decrease of an amount due to shareholder (Note 8)	-	-	1,883,003
		Non-trade nature	The Company’s net repayment to shareholders (Note 1(e))	-	115,566	985,451
		Non-trade nature	Increase in dividend payable to the Controlling Shareholders (Note 9)	-	(1,162,197)	-
		Non-trade nature	Dividend waived and capitalized as additional paid in capital (Note 9)	-	1,162,197	-
		Non-trade nature	Amount due to shareholders was waived and capitalized as additional paid in capital (Note 10)	-	1,102,427	-
Lai Yau Fai	Controlling shareholder	Non-trade nature	Company’s acquisition of Yee Woo Paper Industry (Shenzhen) Co., Ltd. And Millennium Printing International Limited (Note 7)	-	-	(1,674,429)
		Non-trade nature	Decrease of an amount due to shareholder (Note 8)	-	-	1,883,003
		Non-trade nature	The Company’s net repayment to shareholders (Note 1(e))	-	115,566	985,451
		Non-trade nature	Increase in dividend payable to the Controlling Shareholders (Note 9)	-	(1,162,197)	-
		Non-trade nature	Dividend waived and capitalized as additional paid in capital (Note 9)	-	1,162,197	-
		Non-trade nature	Amount due to shareholders was waived and capitalized as additional paid in capital (Note 10)	-	1,102,427	-
Lai Yau Chi	Controlling shareholder	Non-trade nature	Company’s acquisition of Yee Woo Paper Industry (Shenzhen) Co., Ltd. And Millennium Printing International Limited (Note 7)	-	-	(1,674,429)
		Non-trade nature	Decrease of an amount due to shareholder (Note 8)	-	-	1,883,003
		Non-trade nature	The Company’s net repayment to shareholders (Note 1(e))	-	115,566	985,451
		Non-trade nature	Increase in dividend payable to the Controlling Shareholders (Note 9)	-	(1,162,197)	-
		Non-trade nature	Dividend waived and capitalized as additional paid in capital (Note 9)	-	1,162,197	-
		Non-trade nature	Amount due to shareholders was waived and capitalized as additional paid in capital (Note 10)	-	1,102,427	-

(a)	The amounts represented the advance to MGI to meet its working capital needs and payment on behalf of MGI for the purchase of raw materials. The receipt of advance repaid represented the repayment from MGI.
(b)	The amount represented the advance to WTPPG to meet its working capital needs. The receipt of advance repaid represented the repayment from WTPPG.
(c)	The advance receipt represented the advance from WTPPF to meet our working capital needs. The repayment represented the repayment to WTPPF.
(d)	The amount represented the advance to WTTLSZ to meet its working capital needs. The receipt of advance repaid represented the repayment from WTTLSZ.
(e)	The amount represented the net repayment to shareholders regarding the advances for the working capital of the group in prior years.
(f)	The related party balances between YWPPC and WTPPF was arisen from advancement to WTPPF by YWPPC to meet its working capital needs. Please also see Note 2 for more details.
(g)	The related party balances between YWPPC and Sing Wise was arisen from advancement to Sing Wise by YWPPC to meet its working capital needs. Please also see Note 3 for more details.
(h)	The related party balances between YWPPC and MGIH Group companies was arisen from advancement to MGIH Group companies by YWPPC to meet their working capital needs. Please also see Note 4 for more details.
(i)	The related party balances between MII and MGIH Group companies was arisen from advancement to MGIH Group companies by MII to meet their working capital needs. Please also see Note 6 for more details.
*	The movement as mentioned in notes 1(a) to (e) above was already included in statements of cash flows.